Darden Restaurants, Inc.

1000 Darden Center Drive

Orlando, FL 32837

407-245-5811

VIA EDGAR

July 22, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Darden Restaurants, Inc. (File No. 1-13666)

Annual Report on Form 10-K for year ended May 29, 2011

Instruction D(3) - Changes in accounting practices

Ladies and Gentlemen:

On behalf of Darden Restaurants, Inc. (“Darden”), I am submitting herewith for filing with the Commission by EDGAR Darden’s Annual Report on Form 10-K for the year ended May 29, 2011 (the “Form 10-K”).

Pursuant to General Instruction D(3) to Form 10-K, please be advised that the financial statements in the Form 10-K, included as Exhibit 13, do not reflect a change from the preceding year in accounting principles or practices, or in the method of applying such principles or practices.

Thank you, and please call me at 407-245-5811 if you have any questions.

Very truly yours,

/s/ Douglas E. Wentz
Douglas E. Wentz
Senior Associate General Counsel and Assistant Secretary

Enclosure